REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Successors [Member]
Multiemployer Plan [Line Items]
SCHEDULE OF DISAGGREGATION OF REVENUE BY SERVICE TYPE

Based on these considerations, the following table provides disaggregated revenue data by the phase in a well’s lifecycle during which revenue has been recorded (in US$ thousands):

	Successor (NESR)			Predecessor (NPS)
	Period from	Period from	Period from	Period from
	January 1	January 1	June 7	1-Jan
	to December 31,	to December 31,	to December 31,	to June 6,
	2020	2019	2018	2018
Revenue by Phase in Well’s Lifecycle:
Production Services	$556,121	$405,654	$215,791	$112,295
Drilling and Evaluation Services	278,025	252,731	132,799	24,732
Total revenue by phase in well’s life cycle	$834,146	$658,385	$348,590	$137,027